                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                  Mortality and Expense Risk Premium*... 1.25%
                  Administrative Expense Charge.........  .15%
                                                         -----
                  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE. 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                  Minimum Maximum
                                                                                  ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses).  0.52%   1.37%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                             Distribution           Acquired    Total    Contractual   Net Total
                                                                and/or              Fund Fees  Annual     Fee Waiver    Annual
                                                 Management Service(12b-1)  Other      and    Operating and/or Expense Operating
                                                    Fee          Fees      Expenses Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Bond Portfolio -- Class C           --         0.55%       0.10%    0.38%     1.03%          --        1.03%
American Funds(R) Growth Portfolio -- Class C         --         0.55%       0.04%    0.34%     0.93%          --        0.93%
American Funds(R) International Portfolio --
 Class C                                              --         0.55%       0.10%    0.53%     1.18%          --        1.18%
BlackRock High Yield Portfolio -- Class B           0.60%        0.25%       0.05%      --      0.90%          --        0.90%
Clarion Global Real Estate Portfolio -- Class B     0.62%        0.25%       0.07%      --      0.94%          --        0.94%
Harris Oakmark International Portfolio --
 Class B                                            0.78%        0.25%       0.07%      --      1.10%        0.01%       1.09%/1/
Invesco Small Cap Growth Portfolio -- Class B       0.85%        0.25%       0.04%      --      1.14%        0.02%       1.12%/2/
Lazard Mid Cap Portfolio -- Class B                 0.69%        0.25%       0.04%      --      0.98%          --        0.98%
Legg Mason ClearBridge Aggressive Growth
 Portfolio -- Class B                               0.64%        0.25%       0.04%      --      0.93%          --        0.93%
Loomis Sayles Global Markets Portfolio --
 Class B                                            0.69%        0.25%       0.10%      --      1.04%          --        1.04%
Lord Abbett Bond Debenture Portfolio -- Class B     0.50%        0.25%       0.03%      --      0.78%          --        0.78%
Lord Abbett Mid Cap Value Portfolio -- Class B      0.68%        0.25%       0.07%      --      1.00%          --        1.00%

                                                                Distribution           Acquired    Total    Contractual
                                                                   and/or              Fund Fees  Annual     Fee Waiver
                                                    Management Service(12b-1)  Other      and    Operating and/or Expense
                                                       Fee          Fees      Expenses Expenses  Expenses  Reimbursement
--------------------------------------------------------------------------------------------------------------------------
Met/Franklin Low Duration Total Return
 Portfolio -- Class B                                  0.51%        0.25%       0.14%      --      0.90%        0.03%
Met/Franklin Mutual Shares Portfolio -- Class B        0.80%        0.25%       0.08%      --      1.13%          --
MFS(R) Emerging Markets Equity Portfolio --
 Class B                                               0.94%        0.25%       0.18%      --      1.37%          --
MFS(R) Research International Portfolio -- Class B     0.69%        0.25%       0.09%      --      1.03%        0.03%
PIMCO Inflation Protected Bond Portfolio --
 Class B                                               0.47%        0.25%       0.04%      --      0.76%          --
PIMCO Total Return Portfolio -- Class B                0.48%        0.25%       0.03%      --      0.76%          --
Pioneer Fund Portfolio -- Class B                      0.64%        0.25%       0.05%      --      0.94%        0.02%
Rainier Large Cap Equity Portfolio -- Class B          0.66%        0.25%       0.03%      --      0.94%          --
RCM Technology Portfolio -- Class B                    0.88%        0.25%       0.09%      --      1.22%          --
T. Rowe Price Large Cap Value Portfolio --
 Class B                                               0.57%        0.25%       0.02%      --      0.84%          --
T. Rowe Price Mid Cap Growth Portfolio --
 Class B                                               0.75%        0.25%       0.04%      --      1.04%          --
Third Avenue Small Cap Value Portfolio -- Class B      0.74%        0.25%       0.04%      --      1.03%          --
Turner Mid Cap Growth Portfolio -- Class B             0.78%        0.25%       0.06%      --      1.09%          --
Van Kampen Comstock Portfolio -- Class B               0.60%        0.25%       0.04%      --      0.89%          --
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond Index Portfolio --
 Class G                                               0.25%        0.30%       0.03%      --      0.58%        0.01%
BlackRock Money Market Portfolio -- Class B            0.32%        0.25%       0.02%      --      0.59%        0.01%
Davis Venture Value Portfolio -- Class E               0.70%        0.15%       0.03%      --      0.88%        0.05%
Jennison Growth Portfolio -- Class B                   0.62%        0.25%       0.02%      --      0.89%        0.07%
Met/Artisan Mid Cap Value Portfolio -- Class B         0.81%        0.25%       0.03%      --      1.09%          --
Met/Dimensional International Small Company
 Portfolio -- Class B                                  0.81%        0.25%       0.20%      --      1.26%          --
MetLife Mid Cap Stock Index Portfolio --
 Class G                                               0.25%        0.30%       0.06%    0.01%     0.62%          --
MetLife Stock Index Portfolio -- Class B               0.25%        0.25%       0.02%      --      0.52%        0.01%
Morgan Stanley EAFE(R) Index Portfolio --
 Class G                                               0.30%        0.30%       0.11%    0.01%     0.72%          --
Russell 2000(R) Index Portfolio -- Class G             0.25%        0.30%       0.07%    0.01%     0.63%          --
Western Asset Management U.S. Government
 Portfolio -- Class B                                  0.47%        0.25%       0.03%      --      0.75%        0.01%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation Portfolio --
 Class C                                               0.06%        0.55%       0.02%    0.38%     1.01%          --
American Funds(R) Growth Allocation Portfolio --
 Class C                                               0.07%        0.55%       0.02%    0.38%     1.02%          --
American Funds(R) Moderate Allocation Portfolio --
 Class C                                               0.07%        0.55%       0.02%    0.37%     1.01%          --
Met/Franklin Templeton Founding Strategy
 Portfolio -- Class B                                  0.05%        0.25%       0.02%    0.81%     1.13%        0.02%
MetLife Aggressive Strategy Portfolio -- Class B       0.09%        0.25%       0.02%    0.74%     1.10%        0.01%
MetLife Balanced Strategy Portfolio -- Class B         0.05%        0.25%       0.01%    0.66%     0.97%          --
MetLife Defensive Strategy Portfolio -- Class B        0.07%        0.25%       0.01%    0.58%     0.91%          --
MetLife Growth Strategy Portfolio -- Class B           0.06%        0.25%         --     0.74%     1.05%          --
MetLife Moderate Strategy Portfolio -- Class B         0.06%        0.25%         --     0.62%     0.93%          --
SSgA Growth and Income ETF Portfolio --
 Class B                                               0.31%        0.25%       0.02%    0.28%     0.86%          --
SSgA Growth ETF Portfolio -- Class B                   0.33%        0.25%       0.03%    0.27%     0.88%          --

                                                    Net Total
                                                     Annual
                                                    Operating
                                                    Expenses
---------------------------------------------------------------
Met/Franklin Low Duration Total Return
 Portfolio -- Class B                                 0.87%/3/
Met/Franklin Mutual Shares Portfolio -- Class B       1.13%
MFS(R) Emerging Markets Equity Portfolio --
 Class B                                              1.37%
MFS(R) Research International Portfolio -- Class B    1.00%/4/
PIMCO Inflation Protected Bond Portfolio --
 Class B                                              0.76%
PIMCO Total Return Portfolio -- Class B               0.76%
Pioneer Fund Portfolio -- Class B                     0.92%/5/
Rainier Large Cap Equity Portfolio -- Class B         0.94%
RCM Technology Portfolio -- Class B                   1.22%
T. Rowe Price Large Cap Value Portfolio --
 Class B                                              0.84%/6/
T. Rowe Price Mid Cap Growth Portfolio --
 Class B                                              1.04%
Third Avenue Small Cap Value Portfolio -- Class B     1.03%
Turner Mid Cap Growth Portfolio -- Class B            1.09%
Van Kampen Comstock Portfolio -- Class B              0.89%
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond Index Portfolio --
 Class G                                              0.57%/7/
BlackRock Money Market Portfolio -- Class B           0.58%/8/
Davis Venture Value Portfolio -- Class E              0.83%/9/
Jennison Growth Portfolio -- Class B                  0.82%/10/
Met/Artisan Mid Cap Value Portfolio -- Class B        1.09%
Met/Dimensional International Small Company
 Portfolio -- Class B                                 1.26%
MetLife Mid Cap Stock Index Portfolio --
 Class G                                              0.62%
MetLife Stock Index Portfolio -- Class B              0.51%/7/
Morgan Stanley EAFE(R) Index Portfolio --
 Class G                                              0.72%
Russell 2000(R) Index Portfolio -- Class G            0.63%
Western Asset Management U.S. Government
 Portfolio -- Class B                                 0.74%/11/
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation Portfolio --
 Class C                                              1.01%
American Funds(R) Growth Allocation Portfolio --
 Class C                                              1.02%
American Funds(R) Moderate Allocation Portfolio --
 Class C                                              1.01%
Met/Franklin Templeton Founding Strategy
 Portfolio -- Class B                                 1.11%/12/
MetLife Aggressive Strategy Portfolio -- Class B      1.09%/13/
MetLife Balanced Strategy Portfolio -- Class B        0.97%
MetLife Defensive Strategy Portfolio -- Class B       0.91%
MetLife Growth Strategy Portfolio -- Class B          1.05%
MetLife Moderate Strategy Portfolio -- Class B        0.93%
SSgA Growth and Income ETF Portfolio --
 Class B                                              0.86%
SSgA Growth ETF Portfolio -- Class B                  0.88%

--------

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of its management fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers, LLC to the Portfolio's subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/6/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year. /7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/10/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/11/ Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/12/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/13/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" Portfolio invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Portfolio prospectus for more information.
ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY PAYMENTS

We have revised the following paragraph:

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. (This requirement may be changed by us.) The annuitant is the person whose life we look to when we make annuity payments.

INVESTMENT OPTIONS

The contract offers the investments portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496.

YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

 American Funds(R) Balanced Allocation Portfolio (Class C)
 American Funds(R) Bond Portfolio (Class C)
 American Funds(R) Growth Allocation Portfolio (Class C)
 American Funds(R) Growth Portfolio (Class C)
 American Funds(R) International Portfolio (Class C)
 American Funds(R) Moderate Allocation Portfolio (Class C)
 BlackRock High Yield Portfolio
 Clarion Global Real Estate Portfolio
 Harris Oakmark International Portfolio
 Invesco Small Cap Growth Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Loomis Sayles Global Markets Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Franklin Low Duration Total Return Portfolio
 Met/Franklin Mutual Shares Portfolio
 Met/Franklin Templeton Founding Strategy Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Rainier Large Cap Equity Portfolio
 RCM Technology Portfolio
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio
 T. Rowe Price Large Cap Value Portfolio
 T. Rowe Price Mid Cap Growth Portfolio
 Third Avenue Small Cap Value Portfolio
 Turner Mid Cap Growth Portfolio
 Van Kampen Comstock Portfolio
 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS E OR CLASS G AS NOTED))

 Barclays Capital Aggregate Bond Index Portfolio (Class G)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Jennison Growth Portfolio
 Met/Artisan Mid Cap Value Portfolio
 Met/Dimensional International Small Company Portfolio
 MetLife Mid Cap Stock Index Portfolio (Class G)
 MetLife Stock Index Portfolio
 Morgan Stanley EAFE(R) Index Portfolio (Class G)
 Russell 2000(R) Index Portfolio (Class G)
 Western Asset Management U.S. Government Portfolio

EXPENSES

WITHDRAWAL CHARGE

The following paragraphs in this section have been modified:

The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

First MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we do not assess the withdrawal charge on withdrawals of required minimum distributions or excess contributions from a Qualified Contract.

DEATH BENEFIT

UPON YOUR DEATH

The following paragraph in this section has been modified

If you die before annuity payments begin, First MetLife Investors will pay a death benefit to your beneficiary (see below). The death benefit will be determined when First MetLife Investors receives both due proof of death and an election for the payment method. If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary. Note that if First MetLife Investors is presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging, portfolio rebalancing or systematic withdrawal program), we will cancel the request.

FEDERAL INCOME TAX STATUS

TAXATION OF NON-QUALIFIED CONTRACTS

The following paragraph is added under NON-NATURAL PERSON:

Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payments over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code.

The following section is added:

PARTIAL ANNUITIZATION. Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a payout option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult you own independent tax adviser before you partially annuitize your contract.

The following paragraph is added under TAX-SHELTERED ANNUITIES:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

OTHER INFORMATION

FIRST METLIFE INVESTORS

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                               INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
American Funds(R) Bond Portfolio --    Seeks to maximize current income and   MetLife Advisers, LLC; Capital
Class C                                preserve capital.                      Research and Management Company

American Funds(R) Growth Portfolio --  Seeks to achieve growth of capital.    MetLife Advisers, LLC; Capital
Class C                                                                       Research and Management Company

American Funds(R) International        Seeks to achieve growth of capital.    MetLife Advisers, LLC; Capital
Portfolio -- Class C                                                          Research and Management Company

BlackRock High Yield Portfolio         Seeks to maximize total return,        MetLife Advisers, LLC
-- Class B                             consistent with income generation and  Subadviser: BlackRock Financial
                                       prudent investment management.         Management, Inc.

Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
-- Class B                             in real estate securities,             Subadviser: ING Clarion Real Estate
                                       emphasizing both capital appreciation  Securities LLC
                                       and current income.

Harris Oakmark International           Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Harris Associates L.P.

Invesco Small Cap Growth Portfolio --  Seeks long-term growth of capital.     MetLife Advisers, LLC
Class B                                                                       Subadviser: Invesco Advisers, Inc.

Lazard Mid Cap Portfolio -- Class B    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Lazard Asset Management
                                                                              LLC

Legg Mason ClearBridge Aggressive      Seeks capital appreciation.            MetLife Advisers, LLC
Growth Portfolio -- Class B                                                   Subadviser: ClearBridge Advisors, LLC

Loomis Sayles Global Markets           Seeks high total investment return     MetLife Advisers, LLC
Portfolio -- Class B                   through a combination of capital       Subadviser: Loomis, Sayles & Company,
                                       appreciation and income.               L.P.

Lord Abbett Bond Debenture             Seeks high current income and the      MetLife Advisers, LLC
Portfolio -- Class B                   opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.

Lord Abbett Mid Cap Value Portfolio    Seeks capital appreciation through     MetLife Advisers, LLC
-- Class B                             investments, primarily in equity       Subadviser: Lord, Abbett & Co. LLC
                                       securities which are believed to be
                                       undervalued in the marketplace.

Met/Franklin Low Duration Total        Seeks a high level of current income,  MetLife Advisers, LLC
Return Portfolio -- Class B            while seeking preservation of          Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.

Met/Franklin Mutual Shares Portfolio   Seeks capital appreciation, which may  MetLife Advisers, LLC
-- Class B                             occasionally be short-term. The        Subadviser: Franklin Mutual Advisers,
                                       Portfolio's secondary investment       LLC
                                       objective is income.

MFS(R) Emerging Markets Equity         Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                              Services Company

                                               INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                              Services Company

PIMCO Inflation Protected Bond         Seeks maximum real return, consistent  MetLife Advisers, LLC
Portfolio -- Class B                   with preservation of capital and       Subadviser: Pacific Investment
                                       prudent investment management.         Management Company LLC

PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC
Class B                                consistent with the preservation of    Subadviser: Pacific Investment
                                       capital and prudent investment         Management Company LLC
                                       management.

Pioneer Fund Portfolio -- Class B      Seeks reasonable income and capital    MetLife Advisers, LLC
                                       growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.

Rainier Large Cap Equity Portfolio --  Seeks to maximize long-term capital    MetLife Advisers, LLC
Class B                                appreciation.                          Subadviser: Rainier Investment
                                                                              Management, Inc.

RCM Technology Portfolio -- Class B    Seeks capital appreciation; no         MetLife Advisers, LLC
                                       consideration is given to income.      Subadviser: RCM Capital Management LLC

T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio -- Class B                   by investing in common stocks          Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income is  Inc.
                                       a secondary objective.

T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: T. Rowe Price Associates,
                                                                              Inc.

Third Avenue Small Cap Value           Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Third Avenue Management
                                                                              LLC

Turner Mid Cap Growth Portfolio --     Seeks capital appreciation.            MetLife Advisers, LLC
Class B                                                                       Subadviser: Tuner Investment
                                                                              Partners, Inc.

Van Kampen Comstock Portfolio --       Seeks capital growth and income.       MetLife Advisers, LLC
Class B                                                                       Subadviser: Invesco Advisers, Inc.

METROPOLITAN SERIES FUND, INC.

Barclays Capital Aggregate Bond Index  Seeks to equal the performance of the  MetLife Advisers, LLC
Portfolio -- Class G                   Barclays Capital U.S. Aggregate Bond   Subadviser: MetLife Investment
                                       Index.                                 Advisors Company, LLC

BlackRock Money Market Portfolio --    Seeks a high level of current income   MetLife Advisers, LLC
Class B                                consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.

Davis Venture Value Portfolio --       Seeks growth of capital.               MetLife Advisers, LLC
Class E                                                                       Subadviser: Davis Selected Advisers,
                                                                              L.P.

Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC

Met/Artisan Mid Cap Value Portfolio    Seeks long-term capital growth.        MetLife Advisers, LLC
-- Class B                                                                    Subadviser: Artisan Partners Limited
                                                                              Partnership

Met/Dimensional International Small    Seeks long-term capital appreciation.  MetLife Advisers, LLC
Company Portfolio -- Class B                                                  Subadviser: Dimensional Fund Advisors
                                                                              LP

                                               INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index            Seeks to equal the performance of the  MetLife Advisers, LLC
Portfolio -- Class G                   Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                       Composite Stock Price Index.           Advisors Company, LLC

MetLife Stock Index Portfolio --       Seeks to equal the performance of the  MetLife Advisers, LLC
Class B                                Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Advisors Company, LLC

Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the  MetLife Advisers, LLC
Portfolio -- Class G                   MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                              Advisors Company, LLC

Russell 2000(R) Index Portfolio --     Seeks to equal the performance of the  MetLife Advisers, LLC
Class G                                Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                              Advisors Company, LLC

Western Asset Management U.S.          Seeks to maximize total return         MetLife Advisers, LLC
Government Portfolio -- Class B        consistent with preservation of        Subadviser: Western Asset Management
                                       capital and maintenance of liquidity.  Company

MET INVESTORS SERIES TRUST

American Funds(R) Balanced Allocation  Seeks a balance between a high level   MetLife Advisers, LLC
Portfolio -- Class C                   of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.

American Funds(R) Growth Allocation    Seeks growth of capital.               MetLife Advisers, LLC
Portfolio -- Class C

American Funds(R) Moderate Allocation  Seeks a high total return in the form  MetLife Advisers, LLC
Portfolio -- Class C                   of income and growth of capital, with
                                       a greater emphasis on income.

Met/Franklin Templeton Founding        Primarily seeks capital appreciation   MetLife Advisers, LLC
Strategy Portfolio -- Class B          and secondarily seeks income.

MetLife Aggressive Strategy Portfolio  Seeks growth of capital.               MetLife Advisers, LLC
-- Class B

MetLife Balanced Strategy Portfolio    Seeks to provide a balance between a   MetLife Advisers, LLC
-- Class B                             high level of current income and
                                       growth of capital with a greater
                                       emphasis on growth of capital.

MetLife Defensive Strategy Portfolio   Seeks to provide a high level of       MetLife Advisers, LLC
-- Class B                             current income with growth of
                                       capital, a secondary objective.

MetLife Growth Strategy Portfolio --   Seeks to provide growth of capital.    MetLife Advisers, LLC
Class B

MetLife Moderate Strategy Portfolio    Seeks to provide a high total return   MetLife Advisers, LLC
-- Class B                             in the form of income and growth of
                                       capital, with a greater emphasis on
                                       income.

SSgA Growth and Income ETF             Seeks growth of capital and income.    MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: SSgA Funds
                                                                              Management, Inc.

SSgA Growth ETF Portfolio -- Class B   Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: SSgA Funds
                                                                              Management, Inc.